Shareholders' Deficit - Summary of Calculations of Basic and Diluted Loss Per Share (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Loss for the year	R$ 29,064,294	R$ (976,710)	R$ (4,027,661)	R$ (15,679,742)	R$ (10,794,183)
Loss attributable to owners of the Company	29,055,328	(911,712)	(3,736,518)	(15,502,132)	(10,381,490)
Net loss attributable to non-controlling interests	8,966	(64,998)	(291,143)	(177,610)	(412,693)
Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Loss attributable to owners of the Company	R$ 22,350,603	R$ (701,328)	R$ (2,874,290)	R$ (11,924,904)	R$ (4,473,818)
Weighted average number of outstanding shares, basic and diluted	519,752	519,752	519,752	519,752	314,518
Loss per share attributable to owners of the Company, basic and diluted	R$ 43.00	R$ (1.35)	R$ (5.53)	R$ (22.94)	R$ (14.22)
Loss per share from continuing operation attributable to owners of the Company, basic and diluted	R$ 43.00	R$ (1.35)	R$ (5.53)	R$ (22.94)	(13.04)
Loss per share from discontinued operation attributable to owners of the Company, basic and diluted					R$ (1.13)
Preferred Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Loss attributable to owners of the Company	R$ 6,704,725	R$ (210,384)	R$ (862,228)	R$ (3,577,228)	R$ (5,907,672)
Weighted average number of outstanding shares, basic and diluted	155,915	155,915	155,915	155,915	415,321
Loss per share attributable to owners of the Company, basic and diluted	R$ 43.00	R$ (1.35)	R$ (5.53)	R$ (22.94)	R$ (14.22)
Loss per share from continuing operation attributable to owners of the Company, basic and diluted	R$ 43.00	R$ (1.35)	R$ (5.53)	R$ (22.94)	(13.04)
Loss per share from discontinued operation attributable to owners of the Company, basic and diluted					R$ (1.13)